Stock-Based Compensation And Employee Benefit Plans (Summary Activity Of Employee Stock Options) (Details) (Employee Stock Option [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011 Y
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at December 31, 2010	13,130,000
Weighted-Average Exercise Price, Outstanding at December 31, 2010	$ 16.93
Number of Shares, Granted	6,425,000
Weighted-Average Exercise Price, Granted	$ 19.30
Number of Shares, Exercised	(1,875,000)
Weighted-Average Exercise Price, Exercised	$ 17.24
Number of Shares, Canceled/forfeited/expired	(1,901,000)
Weighted-Average Exercise Price, Canceled/forfeited/expired	$ 21.98
Number of Shares, Outstanding at December 31, 2011	15,779,000
Weighted-Average Exercise Price, Outstanding at December 31, 2011	$ 17.26
Weighted-Average Remaining Contractual Term, Outstanding at December 31, 2011	7.38
Aggregate Intrinsic Value, Outstanding at December 31, 2011	$ 42,593	[1]
Number of Shares, Vested or expected to vest at December 31, 2011	14,423,000
Weighted-Average Exercise Price, Vested or expected to vest at December 31, 2011	$ 17.17
Weighted-Average Remaining Contractual Term, Vested or expected to vest at December 31, 2011	7.21
Aggregate Intrinsic Value, Vested or expected to vest at December 31, 2011	39,946	[1]
Number of Shares, Exercisable at December 31, 2011	5,213,000
Weighted-Average Exercise Price, Exercisable at December 31, 2011	$ 14.10
Weighted-Average Remaining Contractual Term, Exercisable at December 31, 2011	4.34
Aggregate Intrinsic Value, Exercisable at December 31, 2011	$ 25,746	[1]
Closing price of Quest Software, Inc.	$ 18.60

[1]	These amounts represent the difference between the exercise price and $18.60, the closing price of Quest Software, Inc. stock on December 31, 2011 as reported on the NASDAQ National Market, for all options outstanding that have an exercise price currently below the closing price.